Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,429	$ 10,264	$ 10,422	$ 10,801	$ 10,880	$ 10,953	$ 10,340	$ 10,078	$ 9,486	$ 9,453	$ 9,600
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 11,212	10,069	10,224	10,668	10,832	10,990	10,463	10,266	9,737	9,778	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 11,610	10,462	10,639	11,054	11,163	11,266	10,664	10,418	9,832	9,819	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 12,196	10,938	11,073	11,444	11,498	11,546	10,875	10,571	9,930	9,866	10,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 12,217	10,940	11,075	11,447	11,502	11,550	10,888	10,582	9,930	9,876	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Putnam Core Bond Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Core Bond Linked Benchmark
Account Value	$ 11,627	10,518	10,709	10,643	10,636	10,532	10,276	10,111	10,041	10,008	10,000
Putnam Core Bond Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Core Bond Linked Benchmark
Account Value	$ 11,627	10,518	10,709	10,643	10,636	10,532	10,276	10,111	10,041	10,008	10,000
Putnam Core Bond Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Core Bond Linked Benchmark
Account Value	$ 11,627	10,518	10,709	10,643	10,636	10,532	10,276	10,111	10,041	10,008	10,000
Putnam Core Bond Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Core Bond Linked Benchmark
Account Value	$ 11,627	10,518	10,709	10,643	10,636	10,532	10,276	10,111	10,041	10,008	10,000
Putnam Core Bond Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Core Bond Linked Benchmark
Account Value	$ 11,627	$ 10,518	$ 10,709	$ 10,643	$ 10,636	$ 10,532	$ 10,276	$ 10,111	$ 10,041	$ 10,008	$ 10,000